Award Timing Disclosure	May 08, 2026
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

We do not have any formal policies and practices regarding the timing of equity awards in relation to the disclosure of material nonpublic information. Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

The timing of any equity awards to executive officers in connection with new hires, promotions, or other non-routine grants is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment or promotion effective date. As a result, the timing of the award of stock options occurs independent of the release of any material nonpublic information.

There were no awards of stock options or similar option-like instruments issued to our NEOs in fiscal 2025 during any period beginning four business days before the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material nonpublic information and ending one business day after the filings or furnishing of such report with the SEC, and accordingly, no tabular disclosure is required under Item 402(x) of Regulation S-K. RSUs were granted to our NEOs on May 7, 2025; however, RSUs are not subject to the tabular disclosure requirements of Item 402(x) of Regulation S-K.

Award Timing, How MNPI Considered	The timing of any equity awards to executive officers in connection with new hires, promotions, or other non-routine grants is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment or promotion effective date. As a result, the timing of the award of stock options occurs independent of the release of any material nonpublic information.